Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Numerator
Net income (loss)	$ 1,166	$ (26,733)
Net income (loss) attributable to ordinary shareholders-basic and diluted	$ 1,166	$ (26,733)
Denominator
Weighted average number of ordinary shares outstanding - Basic	65,130,907	42,644,340
Weighted-average number of ordinary shares outstanding - Diluted	65,763,794	42,644,340
Net income (loss) per share attributable to ordinary shareholders-basic	$ 0.02	$ (0.63)
Net income (loss) per share attributable to ordinary shareholders-diluted	$ 0.02	$ (0.63)
Restricted Share Units
Denominator
Dilutive effect of ordinary shares issuable	632,887